Deposits - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposit Liability [Line Items]
Payable on demand	$ 8,756,487	$ 8,267,652
Total term deposits	3,941,581	4,478,257
Total deposits	12,698,068	12,745,909
Bermuda
Deposit Liability [Line Items]
Payable on demand	3,529,577	3,535,770
Total term deposits	951,658	1,245,294
Total deposits	4,481,235	4,781,064
Cayman
Deposit Liability [Line Items]
Payable on demand	2,980,600	2,793,194
Total term deposits	1,085,168	1,177,909
Total deposits	4,065,768	3,971,103
Channel Islands and the UK
Deposit Liability [Line Items]
Payable on demand	2,246,310	1,938,688
Total term deposits	1,904,755	2,055,054
Total deposits	$ 4,151,065	$ 3,993,742